COMPERHENSIVE INCOME	6 Months Ended
Jun. 30, 2019
Comperhensive Income
COMPERHENSIVE INCOME

NOTE 10:-    COMPERHENSIVE INCOME

The following tables shows the changes of accumulated other comprehensive income (loss), as of June 30, 2019:

	Six months ended June 30, 2019
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,062)	$(318)	$(5,380)

Other comprehensive income before reclassifications	423	854	1,277
Amounts reclassified from accumulated other comprehensive income	–	(226)	(226)

Net current-period other comprehensive income	423	628	1,051

Ending balance	$(4,639)	$310	$4,329